CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025		Dec. 31, 2024
Assets
Investments at fair value (amortized cost of $6,322 and $13,174, respectively)	$ 5,063	[1],[2],[3]	$ 5,466	[4],[5],[6]
Cash and cash equivalents	2,085		2,452
Interest and dividend income receivable	20		12
Principal receivable	6		117
Receivable from related parties	1		7
Prepaid expenses and other assets			24
Total assets	7,175		8,078
Liabilities
Accrued management fee	33		31
Payable to related parties	71
Accrued professional services fees	639		481
Accounts payable, accrued expenses and other liabilities	155		30
Total liabilities	898		542
Net assets	6,277		7,536
Components of Net Assets:
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 25,594,125 and 25,594,125 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	26		26
Paid-in-capital in excess of par value	28,350		28,350
Accumulated loss, net of distributions	$ (22,099)		$ (20,840)
Net asset value per Common Share (NAV)	$ 0.24	[7]	$ 0.29

[1]	All debt and equity investments are income producing unless otherwise noted.
[2]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[3]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[4]	All debt and equity investments are income producing unless otherwise noted.
[5]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[6]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[7]	The per Common Share data for distributions is the actual amount of distributions declared per Common Share outstanding during the entire period; distributions per Common Share are rounded to the nearest $0.01. For income tax purposes, distributions made to shareholders are reported as ordinary income, capital gains, non-taxable return of capital or a combination thereof, based on taxable income calculated in accordance with income tax regulations which may differ from amounts determined under GAAP. As of March 31, 2025, the Master Fund estimated distributions to be composed mostly of return of capital. The final determination of the tax character of distributions will not be made until we file our tax return.